UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period:  April 30, 2022

Item 1. Report to Stockholders.

(a)

V-Shares US Leadership Diversity ETF

Semi-Annual Report

www.v-shares.com	April 30, 2022

(This Page Intentionally Left Blank.)

V-SHARES US LEADERSHIP DIVERSITY ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-312-872-7281. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – as of April 30, 2022 (Unaudited)

Since
Inception(1)
V-Shares US Leadership Diversity ETF – Market	-9.84%
V-Shares US Leadership Diversity ETF – NAV	-9.76%
ISS ESG U.S. Diversity Index(2)	-9.69%
S&P 500® Index(3)	-9.11%

(1)	The US Leadership Diversity ETF commenced operations on December 21, 2021.
(2)
The ISS ESG U.S. Diversity Index is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies that exhibit broad ethnic and gender representation for Directors and Named Executive Officers, as determined by the Index Provider. The Index is calculated, administered, and published by Solactive AG. One cannot invest directly in an Index.

(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.

V-SHARES US LEADERSHIP DIVERSITY ETF

Expense Example (Unaudited)
April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commission on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 21, 2021 – April 30, 2022).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	Since Inception(1)
	(12/21/2021)	(04/30/2022)	(12/21/2021 to 04/30/2022)
Actual(2)	$1,000.00	$ 902.40	$0.99
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.90	$1.05

(1)
Inception date for the Fund was December 21, 2021. Expenses are equal to the annualized expense ratio for the period from inception through April 30, 2022 of 0.29%, multiplied by the average account value over the period, multiplied by 131/365 to reflect the period since inception.

(2)	Based on the actual return for the period since inception through April 30, 2022 of -9.76%.

V-SHARES US LEADERSHIP DIVERSITY ETF

Sector Allocation(1) (Unaudited)
as of April 30, 2022
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2022
(% of net assets)

Apple, Inc.	11.1%
Microsoft Corp.	8.8%
Alphabet, Inc., Class A & B	5.5%
Johnson & Johnson	2.0%
NVIDIA Corp.	1.9%
Procter and Gamble Co.	1.6%
Visa, Inc.	1.5%
Mastercard Incorporated	1.4%
Home Depot, Inc.	1.3%
Chevron Corp.	1.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited)
April 30, 2022

	Shares	Value
COMMON STOCKS — 99.5%

Communication Services — 9.8%
Alphabet, Inc. – Class A (a)	14	$31,951
Alphabet, Inc. – Class C (a)	13	29,891
AT&T, Inc.	340	6,412
Comcast Corp. – Class A	216	8,588
Electronic Arts, Inc.	14	1,653
iHeartMedia, Inc. – Class A (a)	6	96
Live Nation Entertainment, Inc. (a)	8	839
Match Group, Inc. (a)	12	950
Omnicom Group, Inc.	10	761
Paramount Global	28	815
Pinterest, Inc. – Class A (a)	26	534
Take-Two Interactive Software, Inc. (a)	6	717
TEGNA, Inc.	10	220
T-Mobile US, Inc. (a)	28	3,448
Twitter, Inc. (a)	38	1,863
Verizon Communications, Inc.	190	8,797
Walt Disney Co. (a)	86	9,600
Warner Bros Discovery, Inc. (a)	82	1,488
World Wrestling Entertainment, Inc. – Class A	2	117
Zynga, Inc. – Class A (a)	50	414
		109,154
Consumer Discretionary — 7.0%
2U, Inc. (a)	4	40
Adtalem Global Education, Inc. (a)	2	59
Aptiv PLC – ADR (a)	12	1,277
AutoZone, Inc. (a)	1	1,955
Bath & Body Works, Inc.	12	635
Best Buy Co. Inc.	10	899
Burlington Stores, Inc. (a)	4	814
Chewy, Inc. – Class A (a)	4	116
Chipotle Mexican Grill, Inc. (a)	1	1,456
Choice Hotels International, Inc.	2	281
Cracker Barrel Old Country Store, Inc.	2	222
Deckers Outdoor Corp. (a)	2	531
Denny’s Corp. (a)	2	26
Dick’s Sporting Goods, Inc.	2	193
eBay, Inc.	30	1,558
EVgo, Inc. – Class A (a)	4	36

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Consumer Discretionary — 7.0% (Continued)
Expedia Group, Inc. – Class A (a)	6	$1,048
Fisker, Inc. – Class A (a)	6	60
Floor & Decor Holdings, Inc. (a)	4	319
Foot Locker, Inc.	4	117
Gap Inc.	14	174
General Motors Co. (a)	62	2,350
Goodyear Tire & Rubber Co. (a)	14	186
H&R Block, Inc.	8	209
Hanesbrands, Inc.	16	212
Harley-Davidson, Inc.	8	292
Home Depot Inc.	50	15,020
Hyatt Hotels Corp. – Class A (a)	2	190
KB Home	4	130
Kohl’s Corp.	8	463
Lear Corp.	2	256
Leggett & Platt, Inc.	6	214
Levi Strauss & Co. – Class A	4	72
Lowe’s Cos, Inc.	32	6,327
Lucid Group, Inc. (a)	26	470
Macy’s, Inc.	14	338
Marriott International Inc. (a)	12	2,130
Mattel, Inc. (a)	16	389
McDonald’s Corp.	36	8,970
MGM Resorts International	20	821
Newell Brands, Inc.	18	417
NIKE, Inc. – Class B	60	7,482
Nordstrom, Inc. (a)	6	154
Norwegian Cruise Line Holdings Ltd. – ADR (a)	18	361
ODP Corp. (a)	2	86
Petco Health & Wellness Co. Inc. – Class A (a)	4	77
Planet Fitness, Inc. – Class A (a)	4	320
RealReal Inc. (a)	4	22
Rent-A-Center Inc.	2	48
SeaWorld Entertainment, Inc. (a)	2	135
Shake Shack, Inc. – Class A (a)	2	116
Starbucks Corp.	56	4,180
Steven Madden Ltd.	4	164
Stitch Fix, Inc. – Class A (a)	4	38
Stride, Inc. (a)	2	79
Tapestry, Inc.	14	461
Target Corp.	24	5,488

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Consumer Discretionary — 7.0% (Continued)
Terminix Global Holdings, Inc. (a)	6	$275
TJX Cos Inc.	54	3,309
Under Armour, Inc. – Class A (a)	8	123
Under Armour, Inc. – Class C (a)	10	142
Whirlpool Corp.	2	363
Williams-Sonoma, Inc.	4	522
Wingstop, Inc.	2	183
Yum China Holdings, Inc.	20	836
Yum! Brands, Inc.	14	1,638
		77,874
Consumer Staples — 6.1%
Altria Group, Inc.	88	4,890
Archer-Daniels-Midland Co.	26	2,329
Beyond Meat, Inc. (a)	2	74
Campbell Soup Co.	10	472
Casey’s General Stores, Inc.	2	403
Clorox Co.	6	861
Coca-Cola Co.	184	11,888
Conagra Brands, Inc.	22	768
Constellation Brands, Inc. – Class A	8	1,969
Coty, Inc. (a)	16	130
Edgewell Personal Care Co.	2	76
elf Beauty, Inc. (a)	2	49
Energizer Holdings, Inc.	4	121
Estee Lauder Cos Inc. – Class A	10	2,641
Fresh Del Monte Produce, Inc. – ADR	2	52
General Mills, Inc.	28	1,980
Hormel Foods Corp.	14	733
Ingredion, Inc.	4	340
Kimberly-Clark Corp.	16	2,221
Kroger Co.	32	1,727
McCormick & Co. Inc.	12	1,207
Nu Skin Enterprises, Inc.	2	85
PepsiCo Inc.	66	11,333
PriceSmart, Inc.	2	159
Procter & Gamble Co.	114	18,303
Sanderson Farms, Inc.	2	379
Spectrum Brands Holdings, Inc.	2	170
TreeHouse Foods, Inc. (a)	2	63

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Consumer Staples — 6.1% (Continued)
Tyson Foods, Inc. – Class A	14	$1,304
Walgreens Boots Alliance, Inc.	34	1,442
		68,169
Energy — 2.5%
California Resources Corp.	4	161
ChampionX Corp. (a)	10	211
Chevron Corp.	90	14,100
ConocoPhillips	64	6,113
Marathon Petroleum Corp.	30	2,618
Occidental Petroleum Corp.	42	2,314
Valero Energy Corp.	20	2,230
		27,747
Financials — 9.9%
Aflac, Inc.	30	1,718
Allstate Corp.	14	1,772
American Equity Investment Life Holding Co.	4	151
American Express Co.	28	4,892
Aon PLC – Class A – ADR	10	2,880
Associated Banc-Corp.	6	120
Assurant, Inc.	2	364
Assured Guaranty Ltd. – ADR	4	221
Bank of America Corp.	352	12,559
Bank of Hawaii Corp.	2	149
Bank of New York Mellon Corp.	38	1,598
BankUnited, Inc.	4	150
BlackRock, Inc.	7	4,373
Brighthouse Financial, Inc. (a)	4	205
Capital One Financial Corp.	22	2,742
Cathay General Bancorp	4	160
Cboe Global Markets, Inc.	6	678
Charles Schwab Corp.	72	4,776
Citigroup, Inc.	96	4,628
Columbia Banking System, Inc.	4	112
Comerica, Inc.	6	491
Cullen/Frost Bankers, Inc.	2	265
CVB Financial Corp.	6	138
Discover Financial Services	14	1,574
East West Bancorp, Inc.	6	428
Eastern Bankshares, Inc.	8	153
Employers Holdings, Inc.	2	79

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Financials — 9.9% (Continued)
Encore Capital Group, Inc. (a)	2	$116
Fifth Third BanCorp.	32	1,201
First BanCorp. – ADR	10	136
First Hawaiian, Inc.	6	142
Fulton Financial Corp.	8	121
GCM Grosvenor, Inc. – Class A	2	16
Goldman Sachs Group Inc.	16	4,888
Green Dot Corp. – Class A (a)	2	53
Hartford Financial Services Group Inc.	16	1,119
Hope Bancorp, Inc.	6	86
Huntington Bancshares Inc.	70	921
Intercontinental Exchange, Inc.	26	3,011
KeyCorp.	46	888
Lincoln National Corp.	8	481
Markel Corp. (a)	1	1,353
Marsh & McLennan Cos, Inc.	24	3,881
MetLife, Inc.	32	2,102
Morgan Stanley	68	5,480
Morningstar, Inc.	2	506
MSCI, Inc.	4	1,685
Nasdaq, Inc.	6	944
Northern Trust Corp.	10	1,031
OneMain Holdings, Inc.	4	184
Pacific Premier Bancorp, Inc.	4	125
PNC Financial Services Group Inc.	20	3,322
Popular, Inc. – ADR	4	312
PRA Group, Inc. (a)	2	84
Primerica, Inc.	2	259
Principal Financial Group, Inc.	12	818
ProAssurance Corp.	2	49
Prudential Financial, Inc.	18	1,953
Raymond James Financial, Inc.	8	780
Regions Financial Corp.	46	953
S&P Global, Inc.	12	4,518
State Street Corp.	16	1,072
Synchrony Financial	28	1,031
Synovus Financial Corp.	6	249
T Rowe Price Group, Inc.	10	1,230
Truist Financial Corp.	62	2,998
Umpqua Holdings Corp.	10	165
Upstart Holdings, Inc. (a)	2	150

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Financials — 9.9% (Continued)
U.S. Bancorp	64	$3,108
Washington Federal, Inc.	4	122
Wells Fargo & Co.	196	8,551
Zions Bancorporation NA	8	452
		110,022
Health Care — 13.8%
10X Genomics, Inc. – Class A (a)	4	191
2seventy bio, Inc. (a)	2	27
Abbott Laboratories	84	9,534
AbbVie, Inc.	84	12,338
Accolade, Inc. (a)	2	11
Agilent Technologies, Inc.	14	1,670
Align Technology, Inc. (a)	4	1,160
Allogene Therapeutics, Inc. (a)	4	33
Alnylam Pharmaceuticals, Inc. (a)	6	801
Anthem, Inc.	12	6,023
Arcutis Biotherapeutics, Inc. (a)	2	40
Baxter International, Inc.	24	1,705
Biogen, Inc. (a)	8	1,660
Bluebird Bio, Inc. (a)	4	15
Boston Scientific Corp. (a)	68	2,863
Bristol-Myers Squibb Co.	104	7,828
Cardinal Health, Inc.	14	813
CareDx, Inc. (a)	2	61
Cerevel Therapeutics Holdings, Inc. (a)	2	59
Cigna Corp.	16	3,948
Community Health Systems, Inc. (a)	6	46
CVS Health Corp.	62	5,960
Danaher Corp.	30	7,534
DaVita, Inc. (a)	4	433
Elanco Animal Health, Inc. (a)	22	557
Eli Lilly & Co.	40	11,685
Encompass Health Corp.	4	275
Envista Holdings Corp. (a)	8	317
Fate Therapeutics, Inc. (a)	4	114
Gilead Sciences, Inc.	60	3,560
Global Blood Therapeutics, Inc. (a)	2	61
Guardant Health, Inc. (a)	4	247
Halozyme Therapeutics, Inc. (a)	6	239
Henry Schein, Inc. (a)	6	487

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Health Care — 13.8% (Continued)
Hims & Hers Health, Inc. – Class A (a)	6	$25
Illumina, Inc. (a)	8	2,373
ImmunityBio, Inc. (a)	4	15
Intuitive Surgical, Inc. (a)	16	3,829
Johnson & Johnson	126	22,738
Karuna Therapeutics, Inc. (a)	2	223
Kronos Bio, Inc. (a)	2	9
Laboratory Corp.of America Holdings (a)	4	961
Legend Biotech Corp. – ADR (a)	6	241
Merck & Co. Inc.	120	10,643
Mirati Therapeutics, Inc. (a)	2	124
Myovant Sciences Ltd. – ADR (a)	2	19
Myriad Genetics, Inc. (a)	4	82
Oak Street Health, Inc. (a)	6	109
Penumbra, Inc. (a)	2	345
Pfizer, Inc.	266	13,053
Precigen, Inc. (a)	4	5
Regeneron Pharmaceuticals, Inc. (a)	4	2,636
Relay Therapeutics, Inc. (a)	2	48
ResMed, Inc.	6	1,200
SpringWorks Therapeutics, Inc. (a)	2	86
Stryker Corp.	16	3,860
Tenet Healthcare Corp. (a)	4	290
United Therapeutics Corp. (a)	2	355
Vertex Pharmaceuticals, Inc. (a)	12	3,279
Vir Biotechnology, Inc. (a)	4	81
Xencor, Inc. (a)	2	50
Zimmer Biomet Holdings, Inc.	10	1,207
Zimvie, Inc. (a)	1	22
Zoetis, Inc.	22	3,900
		154,103
Industrials — 5.8%
3M Co.	28	4,038
ABM Industries, Inc.	4	193
Alaska Air Group, Inc. (a)	6	326
American Airlines Group, Inc. (a)	30	563
Apogee Enterprises, Inc.	2	88
ASGN, Inc. (a)	2	227
Atlas Air Worldwide Holdings, Inc. (a)	2	138
Axon Enterprise, Inc. (a)	4	449

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Industrials — 5.8% (Continued)
Bloom Energy Corp. – Class A (a)	6	$111
Boeing Co. (a)	28	4,168
Booz Allen Hamilton Holding Corp.	6	490
Chart Industries, Inc. (a)	2	338
Cummins, Inc.	6	1,135
Deere & Co.	14	5,286
Deluxe Corp.	2	54
Eaton Corp.PLC – ADR	18	2,610
FedEx Corp.	12	2,385
Flowserve Corp.	6	196
Fortive Corp.	16	920
Forward Air Corp.	2	194
FTI Consulting, Inc. (a)	2	316
FuelCell Energy, Inc. (a)	16	65
Granite Construction, Inc.	2	59
Hillenbrand, Inc.	4	163
Honeywell International, Inc.	32	6,192
ITT, Inc.	4	281
Jacobs Engineering Group, Inc.	6	831
JetBlue Airways Corp. (a)	16	176
Joby Aviation, Inc. (a)	16	84
Johnson Controls International PLC – ADR	34	2,036
KBR, Inc.	6	295
Kennametal, Inc.	4	103
Korn Ferry	2	123
Lyft, Inc. – Class A (a)	12	391
Matson, Inc.	2	172
Nielsen Holdings PLC – ADR	16	429
Nordson Corp.	2	431
Norfolk Southern Corp.	12	3,095
Northrop Grumman Corp.	6	2,637
nVent Electric PLC – ADR	8	270
Otis Worldwide Corp.	20	1,457
Owens Corning	4	364
Pentair PLC – ADR	8	406
Regal Rexnord Corp.	4	509
Republic Services, Inc.	10	1,343
Ryder System, Inc.	2	140
Saia, Inc. (a)	2	412
Stanley Black & Decker, Inc.	8	961
TPI Composites, Inc. (a)	2	23

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Industrials — 5.8% (Continued)
Trane Technologies PLC – ADR	12	$1,679
TriNet Group, Inc. (a)	2	177
Trinity Industries, Inc.	4	111
TrueBlue, Inc. (a)	2	51
Uber Technologies, Inc. (a)	68	2,141
United Parcel Service, Inc. – Class B	34	6,119
United Rentals, Inc. (a)	4	1,266
Waste Management, Inc.	20	3,289
Westinghouse Air Brake Technologies Corp.	8	719
WW Grainger, Inc.	2	1,000
		64,225
Information Technology — 38.3%#
8x8, Inc. (a)	6	55
Accenture PLC – Class A – ADR	30	9,011
ACI Worldwide, Inc. (a)	6	166
Adobe, Inc. (a)	22	8,711
Advanced Micro Devices, Inc. (a)	58	4,960
Akamai Technologies, Inc. (a)	8	898
Amkor Technology, Inc.	4	75
Analog Devices, Inc.	26	4,014
Anaplan, Inc. (a)	6	390
ANSYS, Inc. (a)	4	1,103
Apple, Inc.	786	123,913
Applied Materials, Inc.	42	4,635
Arista Networks, Inc. (a)	10	1,156
Atlassian Corp.PLC – Class A – ADR (a)	6	1,349
Automatic Data Processing, Inc.	20	4,364
Avalara, Inc. (a)	4	304
Avnet, Inc.	4	175
Axcelis Technologies, Inc. (a)	2	109
Black Knight, Inc. (a)	8	526
Blackline, Inc. (a)	2	134
Broadcom, Inc.	18	9,979
Broadridge Financial Solutions, Inc. – ADR	6	865
CDK Global, Inc.	6	326
CDW Corp.	6	979
Cisco Systems Inc.	186	9,110
Cognex Corp.	8	541
Cognizant Technology Solutions Corp.	24	1,942
Cohu, Inc. (a)	2	53

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Information Technology — 38.3%# (Continued)
CommVault Systems, Inc. (a)	2	$122
Corning, Inc.	36	1,267
CSG Systems International, Inc.	2	123
Diodes, Inc. (a)	2	146
DocuSign, Inc. (a)	10	810
DXC Technology Co. (a)	12	344
Envestnet, Inc. (a)	2	159
ExlService Holdings, Inc. (a)	2	272
F5, Inc. (a)	2	335
Flex Ltd. – ADR (a)	22	363
Fortinet, Inc. (a)	6	1,734
Genpact Ltd. – ADR	8	322
Global Payments, Inc.	14	1,918
GoDaddy, Inc. – Class A (a)	8	647
Guidewire Software, Inc. (a)	4	348
Hewlett Packard Enterprise Co.	62	955
HP, Inc.	54	1,978
HubSpot, Inc. (a)	2	759
II-VI, Inc. (a)	4	245
Insight Enterprises, Inc. (a)	2	199
Intel Corp.	194	8,456
Intuit, Inc.	12	5,025
Jamf Holding Corp. (a)	2	62
Juniper Networks, Inc.	16	504
KLA Corp.	8	2,554
Lam Research Corp.	6	2,795
Littelfuse, Inc.	2	459
LiveRamp Holdings, Inc. (a)	4	125
Mandiant, Inc. (a)	12	264
Mastercard, Inc. – Class A	42	15,262
Micron Technology, Inc.	54	3,682
Microsoft Corp.	352	97,687
MKS Instruments, Inc.	2	228
NetApp, Inc.	10	733
NETGEAR, Inc. (a)	2	43
NortonLifeLock, Inc.	26	651
Nutanix, Inc. (a)	10	250
NVIDIA Corp.	114	21,144
PagerDuty, Inc. (a)	4	114
Palo Alto Networks, Inc. (a)	4	2,245
PayPal Holdings, Inc. (a)	56	4,924

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Information Technology — 38.3%# (Continued)
Ping Identity Holding Corp. (a)	2	$52
Plantronics, Inc. (a)	2	80
Power Integrations, Inc.	2	160
Progress Software Corp.	2	96
PROS Holdings, Inc. (a)	2	56
QUALCOMM, Inc.	54	7,543
Rapid7, Inc. (a)	2	191
salesforce.com, Inc. (a)	46	8,093
Semtech Corp. (a)	4	238
ServiceNow, Inc. (a)	9	4,303
Splunk, Inc. (a)	8	976
Synaptics, Inc. (a)	2	297
Synopsys, Inc. (a)	8	2,294
TD SYNNEX Corp.	2	200
TE Connectivity Ltd. – ADR	16	1,996
Teledyne Technologies, Inc. (a)	2	863
Teradata Corp. (a)	6	248
Texas Instruments, Inc.	44	7,491
Unisys Corp. (a)	4	57
Viasat, Inc. (a)	4	147
Visa, Inc. – Class A	80	17,050
VMware, Inc.	4	432
Vonage Holdings Corp. (a)	12	240
Western Digital Corp. (a)	14	743
Western Union Co.	20	335
WEX, Inc. (a)	2	333
WM Technology, Inc. – Class A (a)	2	12
Workday, Inc. – Class A (a)	8	1,654
Xerox Holdings Corp.	6	104
Zendesk, Inc. (a)	6	732
Zuora, Inc. – Class A (a)	6	73
		427,185
Materials — 1.8%
Albemarle Corp.	6	1,157
AptarGroup, Inc.	4	459
Ball Corp.	16	1,299
Cleveland-Cliffs, Inc. (a)	22	561
Dow, Inc.	36	2,394
DuPont de Nemours, Inc.	24	1,582
Eastman Chemical Co.	6	616

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Materials — 1.8% (Continued)
International Paper Co.	18	$833
Livent Corp. (a)	8	171
Mosaic Co.	16	999
Newmont Corp.	38	2,768
Nucor Corp.	14	2,167
O-I Glass, Inc. (a)	8	108
PPG Industries, Inc.	12	1,536
Reliance Steel & Aluminum Co.	2	396
Sherwin-Williams Co.	12	3,300
		20,346
Real Estate — 2.3%
Alexander & Baldwin, Inc. – REIT	4	85
American Tower Corp. – REIT	22	5,302
Broadstone Net Lease, Inc. – REIT	8	166
Camden Property Trust – REIT	4	628
CBRE Group, Inc. – Class A (a)	16	1,329
Crown Castle International Corp. – REIT	20	3,704
DigitalBridge Group, Inc. – Class A – REIT (a)	22	153
Equity Residential – REIT	18	1,467
GEO Group Inc. – REIT (a)	6	39
Jones Lang LaSalle, Inc. (a)	2	437
Opendoor Technologies, Inc. (a)	20	140
Orion Office REIT, Inc. – REIT (a)	2	27
Prologis, Inc. – REIT	36	5,770
Public Storage – REIT	8	2,972
Realogy Holdings Corp. (a)	6	66
Realty Income Corp. – REIT	18	1,248
RLJ Lodging Trust – REIT	8	112
Ryman Hospitality Properties, Inc. – REIT (a)	2	187
Tanger Factory Outlet Centers, Inc. – REIT	4	65
Veris Residential, Inc. – REIT (a)	4	64
Welltower, Inc. – REIT	20	1,816
		25,777
Utilities — 2.2%
AES Corp.	30	612
Ameren Corp.	12	1,115
American Electric Power Co. Inc.	24	2,378
Avangrid, Inc.	4	177
CenterPoint Energy, Inc.	28	857
CMS Energy Corp.	14	962

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Utilities — 2.2% (Continued)
Consolidated Edison, Inc.	16	$1,484
Constellation Energy Corp.	15	888
Edison International	18	1,238
Eversource Energy	16	1,398
Exelon Corp.	46	2,152
Hawaiian Electric Industries, Inc.	6	247
New Jersey Resources Corp.	4	173
NiSource, Inc.	18	524
NRG Energy, Inc.	12	431
PG&E Corp. (a)	94	1,189
PNM Resources, Inc.	4	187
Portland General Electric Co.	4	189
PPL Corp.	36	1,019
Public Service Enterprise Group, Inc.	24	1,672
Sempra Energy	14	2,259
WEC Energy Group, Inc.	14	1,401
Xcel Energy, Inc.	26	1,905
		24,457
Total Common Stocks
(Cost $1,234,374)		1,109,059

SHORT-TERM INVESTMENT — 0.4%
First American Government Obligations, Class X, 0.22% (b)
Total Short-Term Investment
(Cost $4,926)	4,926	4,926
Total Investments — 99.9%
(Cost $1,239,300)		1,113,985
Other Assets and Liabilities, Net — 0.1%		682
Total Net Assets — 100.0%		$1,114,667

ADR – American Depositary Receipt.
PLC – Public Limited Company.
REIT – Real Estate Investment Trust.
#	As of April 30, 2022, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 7 in Notes to the Financials Statements.
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of April 30, 2022.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Statement of Assets and Liabilities (Unaudited)
April 30, 2022

ASSETS:
Investments, at value
(Cost: $1,239,300)	$1,113,985
Dividends and interest receivable	927
Cash	13
Total assets	1,114,925

LIABILITIES:
Payable to investment adviser	258
Total liabilities	258

NET ASSETS	$1,114,667

NET ASSETS CONSIST OF:
Paid-in capital	$1,235,500
Total accumulated loss	(120,833)
Net Assets	$1,114,667

Shares issued and outstanding(1)	50,000
Net asset value, redemption price and offering price per share	$22.29

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Statement of Operations (Unaudited)
For the Period Ended April 30, 2022

INVESTMENT INCOME:
Dividend income	$5,823
Interest income	1
Total investment income	5,824

EXPENSES:
Investment adviser fees (See Note 4)	1,249
Net expenses	1,249

NET INVESTMENT INCOME	4,575

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investments	184
Net change in unrealized appreciation/depreciation on investments	(125,315)
Net realized and unrealized loss on investments	(125,131)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(120,556)

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Statement of Changes in Net Assets

For the Period
Since Inception(1)
Through
April 30, 2022
(Unaudited)
OPERATIONS:
Net investment income	$4,575
Net realized gain on investments	184
Net change in unrealized appreciation/depreciation on investments	(125,315)
Net decrease in net assets resulting from operations	(120,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,235,500
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Net increase in net assets resulting from capital share transactions	1,235,500

DISTRIBUTIONS TO SHAREHOLDERS	(277)

TOTAL INCREASE IN NET ASSETS	1,114,667

NET ASSETS:
Beginning of period	—
End of period	$1,114,667

(1)	Inception date for the Fund was December 21, 2021.

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Financial Highlights

For a Fund share outstanding throughout the period.

For the Period
Since Inception(1)
Through
April 30, 2022
(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.71

INVESTMENT OPERATIONS:
Net investment income	0.09
Net realized and unrealized loss on investments	(2.50)
Total from investment operations	(2.41)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Net realized gains	—
Total distributions	(0.01)
Net asset value, end of period	$22.29

TOTAL RETURN(2)	-9.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,115
Ratio of expenses to average net assets(3)	0.29%
Ratio of net investment income to average net assets(3)	1.06%

Portfolio turnover rate(2)	1%

(1)	Inception date for the Fund was December 21, 2021.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Notes to the Financial Statements (Unaudited)
April 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The V-Shares US Leadership Diversity ETF (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to track the investment results of the ISS ESG U.S. Diversity Index, which is composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers, as determined by Institutional Shareholder Services, Inc. (the “Index Provider” or “ISS”). The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for each Fund is $500, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

V-SHARES US LEADERSHIP DIVERSITY ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended April 30, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended April 30, 2022.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, semi-annually, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

V-SHARES US LEADERSHIP DIVERSITY ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,109,059	$—	$—	$1,109,059
Short-Term Investment	4,926	—	—	4,926
Total Investments in Securities	$1,113,985	$—	$—	$1,113,985

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with V-Square Quantitative Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.29% of the Fund’s average daily net assets on a monthly basis.

The Adviser has engaged Vident Investment Advisory, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Fund.

V-SHARES US LEADERSHIP DIVERSITY ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2022, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$ —	$ —	$1,239,437	$4,670

6.  FEDERAL TAX INFORMATION

For the period ended April 30, 2022 the Fund paid the following distributions to shareholders:

Ordinary	Long-Term
Income*	Capital Gains	Total
$277	$ —	$277

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

7.  SECTOR RISKS

As of April 30, 2022, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

8.  REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund’s will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

V-SHARES US LEADERSHIP DIVERSITY ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

V-SHARES US LEADERSHIP DIVERSITY ETF

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on November 16-17, 2021, the Trust’s Board of Trustees (“Board”), each of whom were present virtually, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and V-Square Quantitative Management, LLC (“V-Square” or “Adviser”) regarding the V-Shares US Leadership Diversity ETF (the “Fund”) (the “Advisory Agreement”) and the Investment Sub-Advisory Agreement between V-Square and Vident Investment Advisory, LLC (“Vident” or “Sub-Adviser”) regarding the Fund (the “Sub-Advisory Agreement”) for an initial two-year term.

Prior to the meeting and at the meeting, the Trustees received and considered information from the Adviser, the Sub-Adviser, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Advisory Agreement and the Sub-Advisory Agreement (“Support Materials”). The Independent Trustees then reviewed the Support Materials with regard to V-Square, Vident and the Fund. They discussed initial SEC filings for the Fund. They reviewed and considered the V-Square’s and Vident’s responses to the due diligence questionnaires regarding the Fund’s investment strategy, services that V-Square and Vident proposed to provide to the Fund, proposed Fund management fees and the profitability that V-Square expects to realize from its management of the Fund, any additional benefits that V-Square or Vident expect to realize from their management of the Fund, and other matters that the Trustees deemed relevant. The Trustees also reviewed V-Square’s and Vident’s financial statements and considered the financial condition of each firm. They also reviewed analyses which were prepared by the administrator of the Fund’s proposed and projected expenses relative to other funds in the same Morningstar category. Before voting to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by V-Square with respect to the Fund; (2) the cost of the services to be provided and the profits to be realized by V-Square, and the revenue received, from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other benefits to V-Square or Vident resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at a presentation by representatives from V-Square, and the Support Materials, the Board concluded that the overall arrangements between the Trust and V-Square as set forth in the Advisory Agreement, and between V-Square and Vident as set forth in the Sub-Advisory Agreement, as each agreement relates to the Fund, are fair and reasonable in light of the services that V-Square and Vident will perform, the investment advisory fees that each will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Advisory Agreement and the Sub-Advisory Agreement are summarized below.

V-SHARES US LEADERSHIP DIVERSITY ETF

Approval of Investment Advisory Agreement (Unaudited) – Continued

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that V-Square and Vident will provide under the Advisory Agreement with respect to the Fund, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by V-Square or Vident on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Trustees noted that V-Square and Vident are well capitalized. The Trustees also considered V-Square’s and Vident’s assets under management. The Trustees considered the experience of the proposed portfolio managers from V-Square and Vident in managing similar funds.

Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that the Fund will pay to V-Square under the Advisory Agreement in the amount of 0.29% of the Fund’s average annual daily net assets. They also considered V-Square’s profitability analysis (12-month pro-forma) for services that V-Square and Vident will render to the Fund.

Comparative Fee and Expense Data. The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Fund will bear to those of funds in the same Morningstar category.

•
V-Shares US Leadership Diversity ETF. The Trustees noted that the Fund’s proposed management fee of 0.29% is below the peer group median and average. The Trustees also noted that the projected total contractual expenses are below the peer group median and average. The Trustees additionally noted that, when compared to similarly sized funds, the Fund’s projected total contractual expenses are below the peer group median and average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that V-Square’s proposed advisory fees were reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees took into account the fact that V-Square had agreed to consider breakpoints in the future in response to asset growth in the Fund. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by V-Square and Vident from its relationships with the Fund. The Trustees noted that V-Square will not use affiliated brokers to execute the Fund’s portfolio transactions. The Trustees considered that V-Square may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that V-Square does not receive additional material benefits from its relationship with the Fund.

Based upon V-Square’s presentation at the Board meeting and information from V-Square, Vident and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Advisory Agreement, the Board concluded that the overall arrangements between the Trust, V-Square and Vident as set forth in the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the services that V-Square and Vident will perform, the investment advisory fees that each will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

V-SHARES US LEADERSHIP DIVERSITY ETF

Additional Information (Unaudited)
April 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-312-872-7281.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-312-872-7281. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended October 31, is available (1) without charge, upon request, by calling 1-312-872-7281, or (2) on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trades on the Exchange at a price about (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at https://www.v-shares.com.

V-SHARES US LEADERSHIP DIVERSITY ETF

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

With respect to the Fund, issues and redemptions of its shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 50,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Fund does not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Fund’s privacy policy to any ETF shareholders.

INVESTMENT ADVISER
V-Square Quantitative Management, LLC
875 North Michigan Ave, Suite 3216
Chicago, IL, 60611

INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA, 30009

INDEX PROVIDER
ISS ESG
702 King Farm Boulevard, Suite 400
Rockville, MD, 20850

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI, 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 202
Milwaukee, WI, 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI, 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA, 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-312-872-7281.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)   /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, President

Date    July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, President

Date    July 7, 2022

By (Signature and Title)    /s/ Benjamin J. Eirich
  Benjamin J. Eirich, Treasurer

              Date    July 7, 2022